Equity Incentive Plans - Changes in stock options (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number of Options
Outstanding at Beginning of period (in shares)	3,892,838
Granted (in shares)	842,194
Exercised (in shares)	(1,282,820)
Forfeited (in shares)	(238,892)
Expired (in shares)	(3,803)
Outstanding at end of period (in shares)	3,209,517	3,892,838
Vested and exercisable at end of period (in shares)	1,072,467
Weighted Average Exercise Price per Share
Outstanding at Beginning of period (in dollars per share)	$ 0.24
Granted (in dollars per share)	6.79
Exercised (in dollars per share)	0.45
Forfeited (in dollars per share)	3.11
Expired (in dollars per share)	0.58
Outstanding at end of period (in dollars per share)	1.66	$ 0.24
Vested and exercisable at end of period (in dollars per share)	$ 0.24
Weighted Average Remaining Life
Outstanding at end of period	8 years 6 months
Vested and exercisable at end of period	8 years 2 months 12 days
Weighted average grant date fair value of stock options granted	$ 3.24	$ 0.50
Aggregate Intrinsic Value, Outstanding	$ 14,525
Aggregate Intrinsic Value, Vested and exercisable	6,191
Intrinsic value of stock options exercised	$ 9,008	$ 978